SEGMENT REPORTING	6 Months Ended
Jun. 30, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING
15.	SEGMENT REPORTING
The Company has two operating segments: “Equipment Sales and Hosting” which consists primarily of its blockchain infrastructure and third-party hosting business and equipment sales to customers, and “Mining” consisting of digital asset mining for its own account. The blockchain hosting business generates revenue through the sale of consumption-based contracts for its hosting services which are recurring in nature. Equipment sales revenue is derived from its ability to leverage its partnership with leading equipment manufacturers to secure equipment in advance, which is then sold to its customers when they are unable to obtain them otherwise. The digital asset mining operation segment generates revenue from operating owned computer equipment as part of a pool of users that process transactions conducted on one or more blockchain networks. In exchange for these services, the Company receives digital assets.
The primary financial measures used by the chief operating decision maker (“CODM”) to evaluate performance and allocate resources are revenue and gross profit. The CODM does not evaluate performance or allocate resources based on segment asset or liability information; accordingly, the Company has not presented a measure of assets by segment. The segments’ accounting policies are the same as those described in the summary of significant accounting policies. The Company excludes certain operating expenses and other expense from the allocations to operating segments. The following table presents revenue and gross (loss) profit by reportable segment for the periods presented (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Equipment Sales and Hosting Segment
Revenue:
Hosting revenue	$38,936	$18,562	$72,150	$31,254
Equipment sales	15,194	45,976	41,499	77,902

Total revenue	$54,130	$64,538	$113,649	$109,156
Cost of revenue:
Cost of hosting services	$43,644	$17,550	$74,875	$29,379
Cost of equipment sales	13,541	31,100	36,076	57,331

Total cost of revenue	$57,185	$48,650	$110,951	$86,710

Gross (loss) profit	$(3,055)	$15,888	$2,698	$22,446
Mining Segment
Revenue:
Digital asset mining income	$109,842	$10,765	$242,842	$20,393

Total revenue	$109,842	$10,765	$242,842	$20,393
Cost of revenue:

Cost of digital asset mining	$94,070	$2,115	$162,820	$3,768

Total cost of revenue	94,070	2,115	162,820	3,768

Gross profit	$15,772	$8,650	$80,022	$16,625
Consolidated
Consolidated total revenue	$163,972	$75,303	$356,491	$129,549
Consolidated cost of revenue	$151,255	$50,765	$273,771	$90,478
Consolidated gross profit	$12,717	$24,538	$82,720	$39,071

For the three months ended June 30, 2022 and 2021, cost of revenue included depreciation expense of $2.6 million and $1.9 million, respectively, for the Equipment Sales and Hosting segment. For the three months ended June 30, 2022 and 2021, cost of revenue included depreciation expense of $46.5 million and $0.9 million, respectively for the Mining segment.
For the six months ended June 30, 2022 and 2021, cost of revenue included depreciation expense of $4.8 million and $3.7 million, respectively, for the Equipment Sales and Hosting segment. For the six months ended June 30, 2022 and 2021, cost of revenue included depreciation expense of $85.9 million and $1.6 million, respectively for the Mining segment.
Concentrations of Revenue and Credit Risk
Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. Credit risk with respect to accounts receivable is concentrated with a small number of customers. The Company places its cash and cash equivalents with major financial institutions, which management assesses to be of high credit quality, in order to limit the exposure to credit risk. As of June 30, 2022 and December 31, 2021, all of the Company’s fixed assets were located in the United States. For the three and six months ended June 30, 2022 and 2021, all of the Company’s revenue was generated in the United States. For the three and six months ended June 30, 2022, 67% and 68%, respectively, of the Company’s total revenue was generated from digital asset mining of bitcoin, which is subject to extreme price volatility. As of June 30, 2022 and December 31, 2021, substantially all of our digital assets were held by two third-party digital asset services.
For the three and six months ended June 30, 2022, no customer accounted for 10% or more of the Company’s total revenue. For the three and six months ended June 30, 2021, the concentration of customers comprising 10% or more of the Company’s total revenue and Equipment Sales and Hosting segment revenue was as follows:

	Three Months Ended June 30,	Three Months Ended June 30,
	2021	2021
	Percent of total revenue:	Percent of Equipment Sales and Hosting segment revenue:
Customer
A	40%	46%
Blockcap	18%	21%

	Six Months Ended June 30,	Six Months Ended June 30,
	2021	2021
	Percent of total revenue:	Percent of Equipment Sales and Hosting segment revenue:
Customer
A	23%	27%
B	22%	27%
Blockcap	19%	23%

A reconciliation of the reportable segment gross profit (loss) to income (loss) before income taxes included in the Company’s Consolidated Statements of Operations and Comprehensive (Loss) Income for the three and six months ended June 30, 2022 and 2021 is as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Reportable segment gross profit	$12,717	$24,538	$82,720	$39,071
Gain (loss) from sales of digital assets	11,808	(16)	13,971	14
Impairment of digital assets	(150,213)	—	(204,198)	—
Impairment of goodwill and other intangibles	(790,753)	—	(790,753)	—
Losses on exchange or disposal of property, plant and equipment	(13,057)	(17)	(13,057)	(17)
Operating expenses:
Research and development	14,773	1,437	18,113	2,645
Sales and marketing	10,238	720	11,636	1,254
General and administrative	90,874	6,822	131,034	10,617

Total operating expenses	115,885	8,979	160,783	14,516

Operating (loss) income	(1,045,383)	15,526	(1,072,100)	24,552
Non-operating (income) expenses, net:
Loss on debt extinguishment	—	7,974	—	8,016
Interest expense, net	27,116	10,846	48,792	12,981
Fair value adjustment on convertible notes	(195,061)	—	190,976	—
Fair value adjustment on derivative warrant liabilities	(22,189)	—	(32,464)	—
Other non-operating expenses, net	3,876	2	3,519	2

Total non-operating (income) expenses, net	(186,258)	18,822	210,823	20,999

(Loss) income before income taxes	(859,125)	(3,296)	(1,282,923)	3,553
Income tax (benefit) expense	(48,650)	118	(6,244)	118

Net (loss) income	$(810,475)	$(3,414)	$(1,276,679)	$3,435